LVIP Vanguard International Equity ETF Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.10%
International Equity Funds–100.10%
Vanguard FTSE All World ex-US Small-Cap ETF	293,510	$33,929,756
Vanguard FTSE All-World ex-US ETF	3,074,276	186,485,582
Vanguard FTSE Developed Markets ETF	3,258,951	165,652,479
Vanguard FTSE Emerging Markets ETF	1,970,570	89,187,998
Vanguard FTSE European ETF	1,294,351	90,876,384
Vanguard FTSE Pacific ETF	1,318,291	95,523,366
Vanguard Global ex-U.S. Real Estate ETF	679,422	27,489,414
Total Investment Companies (Cost $572,424,951)		689,144,979

TOTAL INVESTMENTS–100.10% (Cost $572,424,951)	689,144,979
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.10%)	(661,692)
NET ASSETS APPLICABLE TO 55,199,162 SHARES OUTSTANDING–100.00%	$688,483,287

Summary of Abbreviations:
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
LVIP Vanguard International Equity ETF Fund-1